Innovator Equity Managed Floor ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 96.6%		Shares	Value
Advertising - 0.2%
Trade Desk, Inc. - Class A (a)		7,573	$680,661

Aerospace/Defense - 1.8%
General Electric Co.		13,554	2,306,891
HEICO Corp.		3,265	787,975
HEICO Corp. - Class A		2,556	485,921
Lockheed Martin Corp.		3,774	2,045,206
TransDigm Group, Inc.		1,266	1,638,483
			7,264,476

Airlines - 0.1%
Delta Air Lines, Inc.		11,107	477,823

Apparel - 0.3%
NIKE, Inc. - Class B		15,418	1,154,192

Auto Manufacturers - 1.8%
Ford Motor Co.		55,094	596,117
General Motors Co.		17,623	781,051
Tesla, Inc. (a)		23,971	5,562,950
			6,940,118

Auto Parts & Equipment - 0.0%(b)
Mobileye Global, Inc. - Class A (a)(c)		8,600	180,600

Banks - 4.4%
Bank of America Corp.		83,402	3,361,935
Citizens Financial Group, Inc.		32,417	1,383,233
First Citizens BancShares, Inc./NC - Class A		220	459,292
Goldman Sachs Group, Inc.		4,806	2,446,398
Huntington Bancshares, Inc./OH		68,566	1,025,062
JPMorgan Chase & Co.		27,879	5,932,651
Morgan Stanley		10,546	1,088,453
Regions Financial Corp.		72,288	1,617,082
			17,314,106

Beverages - 1.7%
Coca-Cola Co.		63,024	4,206,222
PepsiCo, Inc.		14,148	2,442,935
			6,649,157

Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)(c)		1,596	378,986
Amgen, Inc.		5,418	1,801,322
BioMarin Pharmaceutical, Inc. (a)		3,263	275,169
Moderna, Inc. (a)		4,807	573,091
Regeneron Pharmaceuticals, Inc. (a)		1,087	1,173,079
Royalty Pharma PLC - Class A		19,974	562,668
Vertex Pharmaceuticals, Inc. (a)		2,761	1,368,683
			6,132,998

Building Materials - 0.6%
Builders FirstSource, Inc. (a)(c)		1,076	180,090
CRH PLC		2,574	220,592
Lennox International, Inc. (c)		763	445,210
Trane Technologies PLC		4,556	1,522,980
			2,368,872

Chemicals - 1.5%
Albemarle Corp. (c)		3,864	361,941
Celanese Corp.		3,540	499,671
Dow, Inc. (c)		18,726	1,020,005
Linde PLC		5,583	2,531,890
LyondellBasell Industries NV - Class A		8,786	873,856
PPG Industries, Inc.		5,100	647,598
			5,934,961

Commercial Services - 1.2%
Block, Inc. (a)		8,605	532,477
Cintas Corp.		2,259	1,725,741
PayPal Holdings, Inc. (a)(c)		11,835	778,506
TransUnion		4,016	362,484
United Rentals, Inc.		1,566	1,185,619
			4,584,827

Computers - 8.2%
Amdocs Ltd.		3,021	264,247
Apple, Inc.		124,654	27,683,160
Crowdstrike Holdings, Inc. - Class A (a)		3,320	770,107
Dell Technologies, Inc. - Class C		3,536	401,973
International Business Machines Corp.		11,316	2,174,256
Super Micro Computer, Inc. (a)		581	407,659
Zscaler, Inc. (a)		2,348	421,114
			32,122,516

Cosmetics/Personal Care - 1.0%
Procter & Gamble Co.		25,354	4,075,909

Distribution/Wholesale - 0.2%
Ferguson PLC		3,518	783,283

Diversified Financial Services - 3.8%
American Express Co.		6,526	1,651,339
Apollo Global Management, Inc.		6,275	786,320
Ares Management Corp. - Class A		4,016	615,251
Blue Owl Capital, Inc. - Class A		14,311	272,911
Coinbase Global, Inc. - Class A (a)		1,795	402,726
Franklin Resources, Inc. (c)		15,327	350,529
Interactive Brokers Group, Inc. - Class A		4,016	478,988
LPL Financial Holdings, Inc.		1,506	333,609
Mastercard, Inc. - Class A		8,285	3,841,837
Nasdaq, Inc.		13,808	934,526
Rocket Cos., Inc. - Class A (a)		9,538	154,420
T Rowe Price Group, Inc.		4,303	491,446
Tradeweb Markets, Inc. - Class A		2,815	314,379
Visa, Inc. - Class A		15,818	4,202,368
			14,830,649

Electric - 2.3%
Alliant Energy Corp.		13,812	768,776
Ameren Corp.		6,355	503,761
Avangrid, Inc.		2,033	72,517
CenterPoint Energy, Inc.		30,380	843,045
CMS Energy Corp.		14,815	960,012
Consolidated Edison, Inc.		10,794	1,052,631
DTE Energy Co.		8,535	1,028,723
Entergy Corp.		8,794	1,019,840
Evergy, Inc.		10,086	584,988
Eversource Energy		20,338	1,320,140
PPL Corp.		32,139	955,171
			9,109,604

Electrical Components & Equipment - 0.2%
AMETEK, Inc.		5,522	957,957

Electronics - 0.5%
Hubbell, Inc. (c)		817	323,246
Jabil, Inc.		1,379	155,372
TE Connectivity Ltd.		8,284	1,278,470
Trimble, Inc. (a)		6,323	344,856
			2,101,944

Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)		2,788	320,927

Entertainment - 0.3%
DraftKings, Inc. - Class A (a)		13,115	484,599
Live Nation Entertainment, Inc. (a)		5,393	518,753
Warner Music Group Corp. - Class A (c)		5,587	167,666
			1,171,018

Environmental Control - 0.7%
Republic Services, Inc.		6,777	1,316,906
Waste Management, Inc.		7,530	1,526,030
			2,842,936

Food - 0.9%
Albertsons Cos., Inc. - Class A		8,809	174,682
Campbell Soup Co. (c)		25,853	1,211,472
Conagra Brands, Inc.		12,815	388,551
Hershey Co.		4,624	913,148
J M Smucker Co.		1,851	218,325
Kellanova		8,329	484,331
			3,390,509

Healthcare-Products - 2.7%
Abbott Laboratories		20,449	2,166,367
Avantor, Inc. (a)(c)		14,119	377,683
Cooper Cos., Inc.		7,624	711,548
Danaher Corp.		7,282	2,017,697
GE HealthCare Technologies, Inc. (c)		6,346	537,062
Intuitive Surgical, Inc. (a)		4,016	1,785,554
Thermo Fisher Scientific, Inc.		3,765	2,309,225
Zimmer Biomet Holdings, Inc.		6,581	732,794
			10,637,930

Healthcare-Services - 2.0%
HCA Healthcare, Inc. (c)		3,060	1,110,933
Humana, Inc.		1,523	550,732
UnitedHealth Group, Inc.		10,588	6,100,382
			7,762,047

Home Builders - 0.3%
Lennar Corp. - Class B		6,365	1,049,970

Household Products/Wares - 0.2%
Church & Dwight Co., Inc.		8,785	861,018

Insurance - 3.6%
Arch Capital Group Ltd. (a)		9,789	937,590
Berkshire Hathaway, Inc. - Class B (a)		13,105	5,746,542
Brown & Brown, Inc.		10,793	1,073,148
Hartford Financial Services Group, Inc.		13,306	1,475,902
Loews Corp.		13,554	1,083,642
Markel Group, Inc. (a)		502	822,703
Principal Financial Group, Inc.		8,535	695,688
Prudential Financial, Inc. (c)		12,302	1,541,687
W R Berkley Corp.		15,417	849,939
			14,226,841

Internet - 11.8%
Alphabet, Inc. - Class A		51,007	8,749,741
Alphabet, Inc. - Class C		44,680	7,736,342
Amazon.com, Inc. (a)		77,607	14,510,957
Booking Holdings, Inc.		332	1,233,383
CDW Corp./DE		3,797	828,164
Coupang, Inc. (a)(c)		7,551	156,683
DoorDash, Inc. - Class A (a)(c)		3,801	420,847
Expedia Group, Inc. (a)		3,391	432,929
MercadoLibre, Inc. (a)		381	635,851
Meta Platforms, Inc. - Class A		18,899	8,973,812
Okta, Inc. (a)		2,008	188,631
Pinterest, Inc. - Class A (a)		8,534	272,661
Snap, Inc. - Class A (a)(c)		13,951	185,827
Spotify Technology SA (a)		2,008	690,632
Uber Technologies, Inc. (a)		17,357	1,119,006
			46,135,466

Iron/Steel - 0.1%
Nucor Corp.		3,037	494,849

Lodging - 0.1%
MGM Resorts International (a)		11,093	476,666

Machinery-Construction & Mining - 0.1%
GE Vernova, Inc. (a)		1,225	218,344
Vertiv Holdings Co. - Class A		4,868	383,112
			601,456

Machinery-Diversified - 1.0%
Deere & Co. (c)		2,792	1,038,568
Dover Corp.		6,844	1,261,075
IDEX Corp.		3,514	732,599
Westinghouse Air Brake Technologies Corp.		6,031	971,896
			4,004,138

Media - 1.3%
Comcast Corp. - Class A		51,297	2,117,027
FactSet Research Systems, Inc.		1,004	414,743
Sirius XM Holdings, Inc. (c)		124,514	429,573
Walt Disney Co.		22,391	2,097,813
			5,059,156

Mining - 0.3%
Freeport-McMoRan, Inc.		21,609	981,265
Southern Copper Corp. (c)		789	84,115
			1,065,380

Miscellaneous Manufacturing - 0.8%
3M Co.		16,566	2,112,994
Carlisle Cos., Inc.		2,259	945,572
			3,058,566

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)		1,026	360,321

Oil & Gas - 3.0%
Chevron Corp.		14,168	2,273,539
ConocoPhillips		14,606	1,624,187
Exxon Mobil Corp.		34,698	4,114,836
Marathon Oil Corp.		72,806	2,042,208
Occidental Petroleum Corp.		8,803	535,399
Valero Energy Corp.		6,838	1,105,841
			11,696,010

Pharmaceuticals - 5.1%
AbbVie, Inc.		17,193	3,186,207
Cencora, Inc. (c)		5,773	1,373,281
Cigna Group		3,292	1,147,822
Dexcom, Inc. (a)		4,773	323,705
Eli Lilly & Co. (c)		7,799	6,272,502
Johnson & Johnson		30,377	4,795,009
Merck & Co., Inc.		25,351	2,867,958
			19,966,484

Pipelines - 0.6%
Cheniere Energy, Inc.		3,576	653,120
Kinder Morgan, Inc.		72,583	1,533,679
			2,186,799

Private Equity - 0.6%
Blackstone, Inc.		7,782	1,106,211
KKR & Co., Inc.		10,542	1,301,410
			2,407,621

Retail - 4.9%
Costco Wholesale Corp.		4,779	3,928,338
Darden Restaurants, Inc.		3,391	496,069
Home Depot, Inc.		11,072	4,076,268
Lowe's Cos., Inc.		8,548	2,098,619
McDonald's Corp.		10,560	2,802,624
Ross Stores, Inc.		7,279	1,042,571
Target Corp.		7,546	1,134,994
Walmart, Inc.		46,008	3,157,989
Yum China Holdings, Inc.		11,140	336,874
			19,074,346

Semiconductors - 11.0%
Advanced Micro Devices, Inc. (a)		13,635	1,969,985
Broadcom, Inc.		40,482	6,504,648
Entegris, Inc.		3,343	395,443
GLOBALFOUNDRIES, Inc. (a)(c)		4,659	237,655
Lam Research Corp.		2,141	1,972,375
Marvell Technology, Inc. (c)		10,094	676,096
Micron Technology, Inc.		10,634	1,167,826
NVIDIA Corp.		200,980	23,518,680
ON Semiconductor Corp. (a)		11,703	915,760
QUALCOMM, Inc.		12,157	2,199,809
Teradyne, Inc.		4,347	570,152
Texas Instruments, Inc.		13,807	2,814,005
			42,942,434

Software - 11.0%
Adobe, Inc. (a)		4,527	2,497,320
Aspen Technology, Inc. (a)		753	141,526
Atlassian Corp. - Class A (a)		1,621	286,220
Bentley Systems, Inc. - Class B		4,769	232,441
Broadridge Financial Solutions, Inc.		4,769	1,020,566
Cloudflare, Inc. - Class A (a)(c)		3,792	293,880
Datadog, Inc. - Class A (a)(c)		3,579	416,739
HubSpot, Inc. (a)		816	405,576
Intuit, Inc.		3,265	2,113,598
Microsoft Corp.		64,010	26,778,584
MicroStrategy, Inc. - Class A (a)		150	242,166
MongoDB, Inc. (a)(c)		1,018	256,902
Oracle Corp.		15,644	2,181,556
Palantir Technologies, Inc. - Class A (a)		22,630	608,521
ROBLOX Corp. - Class A (a)		9,322	387,049
Salesforce, Inc.		8,928	2,310,566
Samsara, Inc. - Class A (a)		4,173	159,742
Snowflake, Inc. - Class A (a)		4,065	529,995
SS&C Technologies Holdings, Inc. (c)		7,781	567,624
Veeva Systems, Inc. - Class A (a)		2,376	456,026
Workday, Inc. - Class A (a)		2,558	580,973
Zoom Video Communications, Inc. - Class A (a)(c)		8,397	507,179
			42,974,749

Telecommunications - 1.7%
AT&T, Inc.		114,709	2,208,149
Cisco Systems, Inc.		58,736	2,845,759
T-Mobile US, Inc.		9,047	1,649,087
			6,702,995

Transportation - 0.9%
Expeditors International of Washington, Inc.		4,844	604,628
FedEx Corp.		3,299	997,123
Union Pacific Corp.		8,283	2,043,664
			3,645,415
TOTAL COMMON STOCKS (Cost $345,298,447)			378,780,700

REAL ESTATE INVESTMENT TRUSTS - 1.9%		Shares	Value
American Tower Corp.		6,356	1,400,863
Essex Property Trust, Inc.		3,012	838,420
Healthpeak Properties, Inc.		50,463	1,101,103
Invitation Homes, Inc.		34,656	1,222,317
Mid-America Apartment Communities, Inc. (c)		5,564	777,680
SBA Communications Corp.		3,565	782,660
Sun Communities, Inc.		5,310	672,936
WP Carey, Inc.		12,722	735,459
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,007,572)			7,531,438

PURCHASED OPTIONS - 0.9% (d)	Notional Amount	Contracts	Value
Put Options - 0.9%			$–
SPDR S&P 500 ETF, (e)(f)		–	$–
Expiration: 09/30/2024; Exercise Price: $385.00	98,539,909	1,789	46,514
Expiration: 12/31/2024; Exercise Price: $428.00	98,539,909	1,789	361,378
Expiration: 03/31/2025; Exercise Price: $472.00	98,870,395	1,795	1,152,390
Expiration: 06/30/2025; Exercise Price: $490.00	97,438,289	1,769	1,975,973
Total Put Options			3,536,255
TOTAL PURCHASED OPTIONS (Cost $5,982,581)			3,536,255

SHORT-TERM INVESTMENTS - 3.7%
Investments Purchased with Proceeds from Securities Lending - 3.7%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (g)		14,604,559	14,604,559
TOTAL SHORT-TERM INVESTMENTS (Cost $14,604,559)			14,604,559

TOTAL INVESTMENTS - 103.1% (Cost $372,893,159)			404,452,952
Money Market Deposit Account - 0.7% (h)			2,614,677
Liabilities in Excess of Other Assets - (3.8)%			(15,084,886)
TOTAL NET ASSETS - 100.0%			$391,982,743

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a) Non-income producing security.
(b) Represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $14,487,972 which represented 3.7% of net assets.
(d) All or a portion of the security is pledged as collateral in connection with options written contracts.
(e) Exchange-traded.
(f) 100 shares per contract.
(g) The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(h) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

Innovator Equity Managed Floor ETF
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index (a)(b)		0	–
Expiration: 08/05/2024; Exercise Price: $5,685.00	$(135,848,580)	(246)	$(22,140)
Expiration: 08/09/2024; Exercise Price: $5,595.00	(131,430,740)	(238)	(561,680)
Expiration: 08/14/2024; Exercise Price: $5,660.00	(124,803,980)	(226)	(311,880)
Total Call Options			(895,700)
TOTAL WRITTEN OPTIONS (Premiums received $959,367)			$(895,700)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Innovator Equity Managed Floor ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$378,780,700	$–	$–	$378,780,700
Real Estate Investment Trusts	7,531,438	–	–	7,531,438
Purchased Options	3,536,255	–	–	3,536,255
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	14,604,559
Total Investments	$389,848,393	$–	$–	$404,452,952

Liabilities:
Investments:
Written Options	(895,700)	–	–	(895,700)
Total Investments	$(895,700)	$–	$–	$(895,700)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2024
(% of Net Assets)

Common Stocks	$378,780,700	96.6%
Real Estate Investment Trusts	7,531,438	1.9
Purchased Options	3,536,255	0.9
Written Options	(895,700)	(0.2)
Investments Purchased with Proceeds from Securities Lending	14,604,559	3.7
Money Market Deposit Account	2,614,677	0.7
Liabilities in Excess of Other Assets	(14,189,186)	(3.6)
	391,982,743	100.0%